UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Variable Growth Fund
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$15	0.14%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Multi-Asset Variable Growth Fund returned 16.56%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 17.77%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	An underweight to fixed income was a contributor to relative return as fixed income underperformed equities.
↑	Franklin Large Cap Equity Fund, Putnam Large Cap Value Fund and BrandywineGLOBAL - Diversified US Large Cap Value Fund were the leading contributors to relative return at the manager level.

Top detractors from performance:
↓	Underlying manager results were the leading detractor from relative return, especially in U.S. equities.
↓	Asset allocation effects also detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	ClearBridge Large Cap Growth Fund was the leading detractor at the manager level.
Franklin Multi-Asset Variable Growth Fund	PAGE 1	7573-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	16.56	11.01	10.59
Russell 3000 Index	17.15	13.15	14.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Composite Benchmark†	17.77	9.47	10.85
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$69,344,819
Total Number of Portfolio Holdings	12
Total Management Fee Paid	$0
Portfolio Turnover Rate	25%
Franklin Multi-Asset Variable Growth Fund	PAGE 2	7573-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Growth Fund	PAGE 3	7573-ATSR-0226

Franklin Multi-Asset Variable Moderate Growth Fund
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1,[2]	$21	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025,   Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund returned 14.86%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 15.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, Putnam Large Cap Value Fund and BrandywineGLOBAL - Diversified US Large Cap Value Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was the major detractor from relative performance, especially in U.S. equities.
↓	An underweight to international equities, an asset class outperformer, was a major detractor.
↓	ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 1	7572-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	14.86	9.31	9.45
Russell 3000 Index	17.15	13.15	14.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Composite Benchmark†	15.80	7.96	9.56
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$28,319,218
Total Number of Portfolio Holdings	12
Total Management Fee Paid	$0
Portfolio Turnover Rate	24%
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 2	7572-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 3	7572-ATSR-0226

Franklin Multi-Asset Variable Conservative Growth Fund
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$14	0.13%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 12.76%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 7.30%, 17.37% and 13.27%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight.
↑	Franklin Large Cap Equity Fund, Putnam Large Cap Value and BrandywineGLOBAL - Diversified US Large Cap Value Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7571-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	12.76	6.69	7.70
Russell 3000 Index	17.15	13.15	14.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 1000 Index	17.37	13.59	14.59
Composite Benchmark†	13.27	5.71	7.61
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$75,930,795
Total Number of Portfolio Holdings	12
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 2	7571-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 3	7571-ATSR-0226

Franklin Multi-Asset Variable Conservative Growth Fund
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$40	0.38%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 12.50%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 7.30%, 17.37% and 13.27%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight.
↑	Franklin Large Cap Equity Fund, Putnam Large Cap Value and BrandywineGLOBAL - Diversified US Large Cap Value Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7526-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 6/23/2017 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (6/23/2017)
Class II	12.50	6.43	7.09
Russell 3000 Index	17.15	13.15	14.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	1.71
Russell 1000 Index	17.37	13.59	14.49
Composite Benchmark†	13.27	5.71	7.18
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$75,930,795
Total Number of Portfolio Holdings	12
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 2	7526-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 3	7526-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,312 in December 31, 2024 and $383,105 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2024 and $149,250 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in December 31, 2024 and $870,024 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Variable Asset Allocation Series
Financial Statements and Other Important Information
Annual  | December 31, 2025

Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
December 31, 2025
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 100.1%
Domestic Equity — 77.8%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		18,834	$1,135,323
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		75,045	1,125,673
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		104,874	3,624,451
ClearBridge Large Cap Growth Fund, Class IS Shares		231,341	17,216,375
ClearBridge Small Cap Growth Fund, Class IS Shares		41,170	1,539,359
Franklin U.S. Large Cap Equity Fund, Class IS Shares		727,628	20,038,873
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		235,143	9,234,059

Total Domestic Equity			53,914,113
Foreign Equity — 15.5%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		513,399	10,750,572

Domestic Fixed Income — 6.8%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		16,322	353,372
Franklin U.S. Core Bond ETF		164,373	3,554,566
Franklin U.S. Treasury Bond ETF		40,378	828,557

Total Domestic Fixed Income			4,736,495
Total Investments in Underlying Funds before Short-Term Investments (Cost — $50,688,376)			69,401,180
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $138,640)	3.707%	138,640	138,640 (b)
Total Investments — 100.3% (Cost — $50,827,016)			69,539,820
Liabilities in Excess of Other Assets — (0.3)%			(195,001)
Total Net Assets — 100.0%			$69,344,819

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Schedules of Investments (cont’d)
December 31, 2025
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Domestic Equity — 65.5%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		6,489	$391,161
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		25,857	387,851
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		35,716	1,234,334
ClearBridge Large Cap Growth Fund, Class IS Shares		79,689	5,930,490
ClearBridge Small Cap Growth Fund, Class IS Shares		14,185	530,363
Franklin U.S. Large Cap Equity Fund, Class IS Shares		250,286	6,892,865
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		80,785	3,172,434

Total Domestic Equity			18,539,498
Domestic Fixed Income — 21.6%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		21,093	456,663
Franklin U.S. Core Bond ETF		211,918	4,582,727
Franklin U.S. Treasury Bond ETF		52,030	1,067,656

Total Domestic Fixed Income			6,107,046
Foreign Equity — 12.9%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		175,230	3,669,309
Total Investments in Underlying Funds before Short-Term Investments (Cost — $22,291,899)			28,315,853
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $72,843)	3.707%	72,843	72,843 (b)
Total Investments — 100.2% (Cost — $22,364,742)			28,388,696
Liabilities in Excess of Other Assets — (0.2)%			(69,478)
Total Net Assets — 100.0%			$28,319,218

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 48.7%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		12,950	$780,655
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		51,599	773,981
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		69,316	2,395,550
ClearBridge Large Cap Growth Fund, Class IS Shares		159,059	11,837,185
ClearBridge Small Cap Growth Fund, Class IS Shares		28,307	1,058,399
Franklin U.S. Large Cap Equity Fund, Class IS Shares		501,178	13,802,451
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		161,697	6,349,825

Total Domestic Equity			36,998,046
Domestic Fixed Income — 41.4%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		108,370	2,346,210
Franklin U.S. Core Bond ETF		1,091,598	23,605,807
Franklin U.S. Treasury Bond ETF		268,031	5,499,996

Total Domestic Fixed Income			31,452,013
Foreign Equity — 9.7%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		351,072	7,351,456
Total Investments in Underlying Funds before Short-Term Investments (Cost — $63,762,082)			75,801,515
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $236,772)	3.707%	236,772	236,772 (b)
Total Investments — 100.1% (Cost — $63,998,854)			76,038,287
Liabilities in Excess of Other Assets — (0.1)%			(107,492)
Total Net Assets — 100.0%			$75,930,795

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Statements of Assets and Liabilities
December 31, 2025

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$50,688,376	$22,291,899	$63,762,082
Short-term investments, at cost	138,640	72,843	236,772
Investments in affiliated Underlying Funds, at value	$69,401,180	$28,315,853	$75,801,515
Short-term investments, at value	138,640	72,843	236,772
Distributions receivable from unaffiliated Underlying Funds	690	321	1,217
Receivable for Portfolio shares sold	—	303	3,848
Receivable from investment manager	—	1,005	—
Total Assets	69,540,510	28,390,325	76,043,352
Liabilities:
Payable for Portfolio shares repurchased	124,986	1,318	36,899
Fund accounting fees payable	28,639	28,178	29,050
Audit and tax fees payable	27,456	27,157	27,398
Legal fees payable	9,232	9,057	9,252
Trustees’ fees payable	79	58	79
Service and/or distribution fees payable	—	—	4,928
Accrued expenses	5,299	5,339	4,951
Total Liabilities	195,691	71,107	112,557
Total Net Assets	$69,344,819	$28,319,218	$75,930,795
Net Assets:
Par value (Note 7)	$48	$20	$50
Paid-in capital in excess of par value	47,357,071	21,618,216	62,403,038
Total distributable earnings (loss)	21,987,700	6,700,982	13,527,707
Total Net Assets	$69,344,819	$28,319,218	$75,930,795
Net Assets:
Class I	$69,344,819	$28,319,218	$52,735,323
Class II	—	—	$23,195,472
Shares Outstanding:
Class I	4,807,196	1,963,630	3,468,553
Class II	—	—	1,534,444
Net Asset Value:
Class I	$14.43	$14.42	$15.20
Class II	—	—	$15.12
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Statements of Operations
For the Year Ended December 31, 2025

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$664,591	$421,616	$1,649,895
Interest	21,419	9,438	25,776
Total Investment Income	686,010	431,054	1,675,671
Expenses:
Fund accounting fees	31,095	30,581	31,343
Audit and tax fees	29,456	29,157	29,398
Legal fees	19,441	18,609	19,550
Shareholder reports	6,009	4,123	5,089
Trustees’ fees	3,269	1,683	3,475
Commitment fees (Note 9)	596	243	642
Interest expense	148	79	20
Custody fees	82	88	241
Transfer agent fees (Notes 2 and 5)	69	76	142
Service and/or distribution fees (Notes 2 and 5)	—	—	54,676
Miscellaneous expenses	4,890	4,687	5,655
Total Expenses	95,055	89,326	150,231
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(33,346)	—
Net Expenses	95,055	55,980	150,231
Net Investment Income	590,955	375,074	1,525,440
Realized and Unrealized Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	3,998,200	1,243,478	1,717,723
Investment transactions (Note 3)	11,638	3,901	7,759
Capital gain distributions from affiliated Underlying Funds	4,252,034	1,460,041	2,888,453
Net Realized Gain	8,261,872	2,707,420	4,613,935
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	1,789,622	868,820	2,831,603
Net Gain on Investments, Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	10,051,494	3,576,240	7,445,538
Increase in Net Assets From Operations	$10,642,449	$3,951,314	$8,970,978
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Variable Growth Fund

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$590,955	$642,873
Net realized gain	8,261,872	11,783,963
Change in net unrealized appreciation (depreciation)	1,789,622	(237,542)
Increase in Net Assets From Operations	10,642,449	12,189,294
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,418,788)	(7,002,061)
Decrease in Net Assets From Distributions to Shareholders	(9,418,788)	(7,002,061)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	379,042	250,730
Reinvestment of distributions	9,418,763	7,002,061
Cost of shares repurchased	(12,547,636)	(14,913,135)
Decrease in Net Assets From Portfolio Share Transactions	(2,749,831)	(7,660,344)
Decrease in Net Assets	(1,526,170)	(2,473,111)
Net Assets:
Beginning of year	70,870,989	73,344,100
End of year	$69,344,819	$70,870,989
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$375,074	$350,391
Net realized gain	2,707,420	4,090,200
Change in net unrealized appreciation (depreciation)	868,820	(321,411)
Increase in Net Assets From Operations	3,951,314	4,119,180
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,794,988)	(2,122,243)
Decrease in Net Assets From Distributions to Shareholders	(3,794,988)	(2,122,243)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	237,669	265,883
Reinvestment of distributions	3,794,961	2,122,243
Cost of shares repurchased	(4,444,964)	(3,361,541)
Decrease in Net Assets From Portfolio Share Transactions	(412,334)	(973,415)
Increase (Decrease) in Net Assets	(256,008)	1,023,522
Net Assets:
Beginning of year	28,575,226	27,551,704
End of year	$28,319,218	$28,575,226
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$1,525,440	$1,473,696
Net realized gain	4,613,935	8,238,444
Change in net unrealized appreciation (depreciation)	2,831,603	(804,970)
Increase in Net Assets From Operations	8,970,978	8,907,170
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,676,457)	(4,314,363)
Decrease in Net Assets From Distributions to Shareholders	(8,676,457)	(4,314,363)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	3,004,562	3,159,310
Reinvestment of distributions	8,676,432	4,314,363
Cost of shares repurchased	(11,495,186)	(15,205,160)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	185,808	(7,731,487)
Increase (Decrease) in Net Assets	480,329	(3,138,680)
Net Assets:
Beginning of year	75,450,466	78,589,146
End of year	$75,930,795	$75,450,466
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Financial Highlights
Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.26	$13.40	$11.85	$15.88	$14.74
Income (loss) from operations:
Net investment income	0.12	0.13	0.19	0.20	0.16
Net realized and unrealized gain (loss)	2.09	2.21	2.10	(2.63)	2.87
Total income (loss) from operations	2.21	2.34	2.29	(2.43)	3.03
Less distributions from:
Net investment income	(0.29)	(0.29)	(0.15)	(0.41)	(0.69)
Net realized gains	(1.75)	(1.19)	(0.59)	(1.19)	(1.20)
Total distributions	(2.04)	(1.48)	(0.74)	(1.60)	(1.89)
Net asset value, end of year	$14.43	$14.26	$13.40	$11.85	$15.88
Total return[2]	16.56%	17.64%	19.58%	(14.80)%	20.69%
Net assets, end of year (000s)	$69,345	$70,871	$73,344	$70,058	$94,277
Ratios to average net assets:
Gross expenses[3]	0.14%	0.15%	0.15%	0.13%	0.12%
Net expenses[3,4]	0.14	0.15	0.15	0.13	0.12
Net investment income	0.85	0.86	1.53	1.52	1.00
Portfolio turnover rate	25%[5]	60%	20%	42%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.43	$13.48	$11.95	$15.37	$14.62
Income (loss) from operations:
Net investment income	0.19	0.18	0.22	0.21	0.17
Net realized and unrealized gain (loss)	1.83	1.89	1.90	(2.47)	2.25
Total income (loss) from operations	2.02	2.07	2.12	(2.26)	2.42
Less distributions from:
Net investment income	(0.30)	(0.24)	(0.24)	(0.23)	(0.68)
Net realized gains	(1.73)	(0.88)	(0.35)	(0.93)	(0.99)
Total distributions	(2.03)	(1.12)	(0.59)	(1.16)	(1.67)
Net asset value, end of year	$14.42	$14.43	$13.48	$11.95	$15.37
Total return[2]	14.86%	15.46%	17.81%	(14.36)%	16.66%
Net assets, end of year (000s)	$28,319	$28,575	$27,552	$26,389	$34,089
Ratios to average net assets:
Gross expenses[3]	0.31%	0.37%	0.37%	0.35%	0.31%
Net expenses[3,4,5]	0.20	0.20	0.20	0.20	0.20
Net investment income	1.32	1.22	1.73	1.61	1.04
Portfolio turnover rate	24%[6]	74%	18%	42%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.20	$14.41	$12.86	$16.25	$15.86
Income (loss) from operations:
Net investment income	0.32	0.29	0.31	0.26	0.21
Net realized and unrealized gain (loss)	1.52	1.40	1.57	(2.59)	1.60
Total income (loss) from operations	1.84	1.69	1.88	(2.33)	1.81
Less distributions from:
Net investment income	(0.40)	(0.41)	(0.33)	(0.30)	(0.57)
Net realized gains	(1.44)	(0.49)	—	(0.76)	(0.85)
Total distributions	(1.84)	(0.90)	(0.33)	(1.06)	(1.42)
Net asset value, end of year	$15.20	$15.20	$14.41	$12.86	$16.25
Total return[2]	12.76%	11.79%	14.63%	(14.17)%	11.47%
Net assets, end of year (000s)	$52,735	$54,672	$59,370	$57,593	$76,687
Ratios to average net assets:
Gross expenses[3]	0.13%	0.14%	0.14%	0.13%	0.12%
Net expenses[3,4]	0.13	0.14	0.14	0.13	0.12
Net investment income	2.09	1.91	2.25	1.87	1.24
Portfolio turnover rate	19%[5]	84%	16%	49%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.13	$14.34	$12.81	$16.18	$15.81
Income (loss) from operations:
Net investment income	0.29	0.26	0.29	0.23	0.17
Net realized and unrealized gain (loss)	1.51	1.39	1.54	(2.57)	1.58
Total income (loss) from operations	1.80	1.65	1.83	(2.34)	1.75
Less distributions from:
Net investment income	(0.37)	(0.37)	(0.30)	(0.27)	(0.53)
Net realized gains	(1.44)	(0.49)	—	(0.76)	(0.85)
Total distributions	(1.81)	(0.86)	(0.30)	(1.03)	(1.38)
Net asset value, end of year	$15.12	$15.13	$14.34	$12.81	$16.18
Total return[2]	12.50%	11.58%	14.28%	(14.33)%	11.12%
Net assets, end of year (000s)	$23,195	$20,778	$19,219	$15,171	$18,387
Ratios to average net assets:
Gross expenses[3]	0.38%	0.39%	0.39%	0.38%	0.37%
Net expenses[3,4]	0.38	0.39	0.39	0.38	0.37
Net investment income	1.88	1.69	2.15	1.68	1.03
Portfolio turnover rate	19%[5]	84%	16%	49%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$69,401,180	—	—	$69,401,180
Short-Term Investments†	138,640	—	—	138,640
Total Investments	$69,539,820	—	—	$69,539,820

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$28,315,853	—	—	$28,315,853
Short-Term Investments†	72,843	—	—	72,843
Total Investments	$28,388,696	—	—	$28,388,696

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2025 Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$75,801,515	—	—	$75,801,515
Short-Term Investments†	236,772	—	—	236,772
Total Investments	$76,038,287	—	—	$76,038,287

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios had an arrangement with their custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statements of Operations.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements (cont’d)
of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Portfolios do not pay a management fee.
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s  consent.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed were as follows:

Variable Moderate Growth	$33,346
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.09% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, Variable Growth, Variable Moderate Growth and Variable Conservative Growth incurred transfer agent fees as reported on the Statements of Operations, of which $69, $70 and $124, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Franklin Variable Asset Allocation Series 2025 Annual Report

3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth*	$17,523,848	$24,634,123
Variable Moderate Growth**	6,682,346	9,062,732
Variable Conservative Growth***	14,486,314	18,540,986

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $4,471,763 and $4,506,027, respectively.
**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $1,519,902 and $1,533,789, respectively.
***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $2,950,911 and $2,970,594, respectively.
During the year ended December 31, 2025, Variable Growth, Variable Moderate Growth and Variable Conservative Growth received securities in lieu of cash proceeds from the sale of their Underlying Fund: BrandywineGLOBAL — Diversified US Large Cap Value Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$52,857,871	$18,753,572	$(2,071,623)	$16,681,949

	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$23,225,378	$6,110,829	$(947,511)	$5,163,318

	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$65,581,536	$12,564,785	$(2,108,034)	$10,456,751
4. Derivative instruments and hedging activities
During the year ended December 31, 2025, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

Transfer Agent Fees
Variable Growth
Class I	$69

Transfer Agent Fees
Variable Moderate Growth
Class I	$76

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$90
Class II	$54,676	52
Total	$54,676	$142
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$33,346
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Variable Growth
Net Investment Income:
Class I	$1,353,457	$1,367,749
Net Realized Gains:
Class I	$8,065,331	$5,634,312

	Year Ended December 31, 2025	Year Ended December 31, 2024
Variable Moderate Growth
Net Investment Income:
Class I	$560,276	$451,391
Net Realized Gains:
Class I	$3,234,712	$1,670,852

	Year Ended December 31, 2025	Year Ended December 31, 2024
Variable Conservative Growth
Net Investment Income:
Class I	$1,350,362	$1,434,724
Class II	542,154	493,244
Total	$1,892,516	$1,927,968
Net Realized Gains:
Class I	$4,801,934	$1,733,132
Class II	1,982,007	653,263
Total	$6,783,941	$2,386,395

7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Variable Asset Allocation Series 2025 Annual Report

Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Variable Growth
Class I
Shares sold	25,586	$379,042	18,052	$250,730
Shares issued on reinvestment	678,308	9,418,763	489,609	7,002,061
Shares repurchased	(867,404)	(12,547,636)	(1,011,512)	(14,913,135)
Net decrease	(163,510)	$(2,749,831)	(503,851)	$(7,660,344)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Variable Moderate Growth
Class I
Shares sold	16,544	$237,669	18,195	$265,883
Shares issued on reinvestment	270,613	3,794,961	147,000	2,122,243
Shares repurchased	(303,931)	(4,444,964)	(228,527)	(3,361,541)
Net decrease	(16,774)	$(412,334)	(63,332)	$(973,415)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Variable Conservative Growth
Class I
Shares sold	9,567	$143,939	30,630	$472,572
Shares issued on reinvestment	414,318	6,152,271	208,361	3,167,856
Shares repurchased	(551,702)	(8,456,802)	(763,029)	(11,826,127)
Net decrease	(127,817)	$(2,160,592)	(524,038)	$(8,185,699)
Class II
Shares sold	187,676	$2,860,623	177,925	$2,686,738
Shares issued on reinvestment	171,063	2,524,161	75,810	1,146,507
Shares repurchased	(197,681)	(3,038,384)	(220,214)	(3,379,033)
Net increase	161,058	$2,346,400	33,521	$454,212
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2025. The following transactions were effected in such Underlying Funds for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Variable Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,483,863	$148,243	2,444	$462,124	8,251	$(33,633)	$13,881	$68,025	$(1,026)	$1,135,323
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,388,129	16,823	798	4,612,557	220,095	1,417,628	—	—	(1,210,023)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,142,010	134,407	9,859	292,937	20,744	81,410	4,626	67,093	60,783	1,125,673
ClearBridge Appreciation Fund, Class IS Shares
	5,290,506	699,367	19,429	2,569,173	67,947	1,360,799	23,005	441,011	(1,157,048)	3,624,451
ClearBridge Large Cap Growth Fund, Class IS Shares
	19,520,934	3,350,189	44,481	5,326,888	72,038	83,201	—	1,639,146	(411,061)	17,216,375

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Variable Growth (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares
	$1,987,121	$366,026	9,640	$727,494	18,574	$26,045	—	$226,144	$(112,339)	$1,539,359
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	16,901,944	4,005,745	157,824	3,192,065	125,177	100,203	$58,684	741,940	2,223,046	20,038,873
Putnam Large Cap Value Fund, Class R6 Shares
	4,347,691	5,541,861	152,368	1,582,169	43,282	(35,827)	132,535	375,931	962,503	9,234,059
Franklin International Equity Fund, Class IS Shares
	10,867,731	1,341,767	66,577	3,775,709	188,346	1,062,113	211,512	692,744	1,254,670	10,750,572
Franklin Investment Grade Corporate ETF
	360,058	145,172	6,828	162,607	7,580	(4,569)	18,081	—	15,318	353,372
Franklin U.S. Core Bond ETF
	3,615,417	1,436,985	67,155	1,588,550	74,210	(45,926)	165,005	—	136,640	3,554,566
Franklin U.S. Treasury Bond ETF
	840,855	337,263	16,424	364,476	17,838	(13,244)	37,262	—	28,159	828,557
	$70,746,259	$17,523,848		$24,656,749		$3,998,200	$664,591	$4,252,034	$1,789,622	$69,401,180

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$504,512	$53,904	891	$155,159	2,780	$(12,320)	$4,791	$23,476	$224	$391,161
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,494,499	—	—	1,565,139	74,688	464,338	—	—	(393,698)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	388,266	48,716	3,573	97,907	6,931	24,724	1,591	23,074	24,052	387,851
ClearBridge Appreciation Fund, Class IS Shares
	1,801,844	255,851	7,131	893,924	23,657	449,111	7,853	150,543	(378,548)	1,234,334
ClearBridge Large Cap Growth Fund, Class IS Shares
	6,648,042	1,245,815	16,643	1,862,377	25,124	18,955	—	564,922	(119,945)	5,930,490
ClearBridge Small Cap Growth Fund, Class IS Shares
	679,533	131,811	3,466	250,879	6,415	2,022	—	78,103	(32,124)	530,363
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	5,756,326	1,522,837	60,785	1,184,765	47,190	21,339	20,149	254,540	777,128	6,892,865
Putnam Large Cap Value Fund, Class R6 Shares
	1,472,709	1,876,689	51,604	492,520	13,519	(14,010)	45,403	129,367	329,566	3,172,434
Franklin Investment Grade Corporate ETF
	459,826	83,169	3,925	99,557	4,637	(2,712)	22,155	—	15,937	456,663
Franklin U.S. Core Bond ETF
	4,616,116	832,314	39,122	988,745	46,081	(26,189)	202,037	—	149,231	4,582,727
Franklin U.S. Treasury Bond ETF
	1,073,664	200,762	9,848	228,937	11,181	(7,821)	45,575	—	29,988	1,067,656
Franklin International Equity Fund, Class IS Shares
	3,698,590	430,478	21,151	1,252,809	62,086	326,041	72,062	236,016	467,009	3,669,309
	$28,593,927	$6,682,346		$9,072,718		$1,243,478	$421,616	$1,460,041	$868,820	$28,315,853

Franklin Variable Asset Allocation Series 2025 Annual Report

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,007,305	$129,399	2,177	$332,427	5,954	$(25,857)	$9,504	$46,574	$2,235	$780,655
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,936,369	—	—	3,075,299	146,745	312,836	—	—	(173,906)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	775,609	112,583	8,473	208,477	15,234	47,511	3,171	45,885	46,755	773,981
ClearBridge Appreciation Fund, Class IS Shares
	3,540,301	523,978	14,735	1,807,680	48,066	1,027,148	15,155	290,535	(888,197)	2,395,550
ClearBridge Large Cap Growth Fund, Class IS Shares
	13,062,254	2,556,242	34,375	3,566,348	48,555	86,644	—	1,115,309	(301,607)	11,837,185
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,356,866	289,699	7,679	529,030	13,585	18,874	—	154,981	(78,010)	1,058,399
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	11,314,557	3,090,723	123,722	2,149,931	87,781	4,302	40,289	505,600	1,542,800	13,802,451
Putnam Large Cap Value Fund, Class R6 Shares
	2,893,802	3,591,572	98,746	743,857	20,952	(38,684)	89,132	257,403	646,992	6,349,825
Franklin Investment Grade Corporate ETF
	2,329,139	257,245	12,140	304,085	14,218	(9,494)	110,752	—	73,405	2,346,210
Franklin U.S. Core Bond ETF
	23,380,796	2,617,891	123,120	2,998,822	140,142	(87,805)	1,009,933	—	693,747	23,605,807
Franklin U.S. Treasury Bond ETF
	5,438,154	664,871	32,646	713,168	34,901	(25,861)	227,795	—	136,000	5,499,996
Franklin International Equity Fund, Class IS Shares
	7,283,633	652,111	31,451	2,123,786	106,073	408,109	144,164	472,166	1,131,389	7,351,456
	$75,318,785	$14,486,314		$18,552,910		$1,717,723	$1,649,895	$2,888,453	$2,831,603	$75,801,515
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statements of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$552,176	$602,516	$1,974,138
Net long-term capital gains	8,866,612	3,192,472	6,702,319
Total distributions paid	$9,418,788	$3,794,988	$8,676,457

Franklin Variable Asset Allocation Series 2025 Annual Report

Notes to Financial Statements (cont’d)
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$2,517,988	$900,863	$3,070,733
Net long-term capital gains	4,484,073	1,221,380	1,243,630
Total distributions paid	$7,002,061	$2,122,243	$4,314,363
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Undistributed ordinary income — net	$715,245	—	$1,547
Undistributed long-term capital gains — net	4,590,506	$1,537,664	3,069,409
Total undistributed earnings	$5,305,751	$1,537,664	$3,070,956
Unrealized appreciation (depreciation)(a)	16,681,949	5,163,318	10,456,751
Total distributable earnings (loss) — net	$21,987,700	$6,700,982	$13,527,707

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
Each Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Portfolios within the Portfolios’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Portfolios’ operating results and allocating resources in accordance with the Portfolios’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Portfolios’ Schedules of Investments provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Variable Asset Allocation Series 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund (three of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Variable Asset Allocation Series 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolios hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$8,866,612	$3,192,472	$6,702,319
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$387,123	$132,777	$261,946
Under Section 853 of the Internal Revenue Code, the Portfolios intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Portfolios during the fiscal year ended December 31, 2025:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Foreign Taxes Paid	$18,255	$6,219	$12,443
Foreign Source Income Earned	$147,906	$49,665	$101,254

Franklin Variable Asset Allocation Series

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Variable Asset Allocation Series

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Franklin
Variable Asset Allocation Series
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Variable Asset Allocation Series
Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Variable Asset Allocation Series
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FVAAS-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026